Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of weighted average aggregate ordinary shares

For the purpose of the combined financial statements, the number of ordinary shares for the financial years ended December 31, 2023 and 2022 respectively represents the weighted average aggregate ordinary shares issued of the Group.

	2023	2022
Earnings used in the calculation of basic and diluted EPS (USD)	886,588	575,042

Number of ordinary shares for the purpose of basic and diluted EPS	10,000	10,000

Basic and diluted EPS (USD)	88.66	57.50